Stockholders' and Mezzanine equity - Common Stock (Details)	12 Months Ended
Dec. 31, 2016 class
Common Stock
Number of classes of common stock	2
Class A common stock
Common Stock
Ratio in which JEH Units and Class B common stock are exchanged for Class A common stock	1
Economic interests/rights (as a percent)	100.00%
Votes per share entitled to holders	1
Class B common stock
Common Stock
Economic interests/rights (as a percent)	0.00%
Votes per share entitled to holders	1